Other Related Party Transactions - Real Estate Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Lease cost expense			$ 2,508,000	$ 2,801,000	$ 3,058,000
Interest expense, finance lease			4,000	4,000	5,000
Future minimum lease cost, finance lease		$ 55,000	55,000
Future minimum lease cost, operating lease		27,435,000	27,435,000
Chief Executive Officer
Related Party Transaction [Line Items]
Lease termination, release of unpaid tenant improvement allowances held in escrow	$ 600
Lease cost expense			1,000	8,000	11,000
Contractual obligation			1,000	8,000	11,000
Tenant incentives received			0	0	4,000
Interest expense, finance lease			1,000	2,000	2,000
Finance lease, contractual obligation			2,000	2,000	2,000
Finance lease, tenant incentives received			0	0	1,000
Future minimum lease cost, finance lease		11,000	11,000
Tenant lease receivable		0	0
Affiliated Entity
Related Party Transaction [Line Items]
Lease cost expense			53,000	56,000	44,000
Contractual obligation			40,000	54,000	33,000
Tenant incentives received		9,000		$ 4,000	$ 13,000
Future minimum lease cost, operating lease		591,000	591,000
Tenant lease receivable		$ 27,000	$ 27,000